Accumulated Other Comprehensive Income (Loss) (Reclassification of Significant Items out of Accumulated OCI) (Detail) - Entity [Domain] - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment securities gains-net	[1]	¥ (154,687)	¥ (303,520)	¥ (155,957)
Interest income on Loans, including fees		(1,981,274)	(1,663,742)	(1,577,770)
Other non-interest expenses		372,388	317,939	369,497
Income before income tax expense		(2,262,656)	(1,420,443)	(1,415,871)
Income tax expense		666,020	337,917	296,020
Net of tax		(1,596,636)	(1,082,526)	¥ (1,119,851)
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income before income tax expense		(142,437)	(153,642)
Income tax expense		47,268	58,728
Net of tax		(95,169)	(94,914)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Unrealized Losses (Gains) on Investment Securities [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other		(211)	(25)
Income before income tax expense		(143,899)	(215,553)
Income tax expense		47,043	81,778
Net of tax		(96,856)	(133,775)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Unrealized Losses (Gains) on Investment Securities [Member] | Net Gains on Sales and Redemptions of Available-for-sale Securities [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment securities gains-net		(147,702)	(218,150)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Unrealized Losses (Gains) on Investment Securities [Member] | Impairment Losses on Investment Securities [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment securities gains-net		4,014	2,622
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Unrealized Losses (Gains) on Derivatives Qualifying for Cash Flow Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other		(246)	78
Income before income tax expense		(12,363)	(4,211)
Income tax expense		4,857	1,654
Net of tax		(7,506)	(2,557)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Unrealized Losses (Gains) on Derivatives Qualifying for Cash Flow Hedges [Member] | Interest Rate Contracts [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest income on Loans, including fees		(12,117)	(4,289)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Defined Benefit Plans [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net actuarial loss	[2]	26,063	34,525
Prior service cost	[2]	(10,682)	(11,705)
Loss (gain) on settlements and curtailment, and other	[2]	(2,665)	41,699
Income before income tax expense		12,716	64,519
Income tax expense		(3,913)	(23,806)
Net of tax		8,803	40,713
Reclassification out of Accumulated Other Comprehensive Income [Member] | Foreign Currency Translation Adjustments [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-interest expenses		1,109	1,603
Income before income tax expense		1,109	1,603
Income tax expense		(719)	(898)
Net of tax		¥ 390	¥ 705

[1]	The following credit losses are included in Investment securities gains-net: Decline in fair value by ¥7,457 million, ¥2,321 million, and ¥3,429 million; Other comprehensive income-net by ¥872 million, ¥284 million, and ¥84 million; Total credit losses by ¥8,329 million, ¥2,605 million, and ¥3,513 million, March 31, 2013, 2014 and 2015, respectively.
[2]	These Accumulated OCI components are included in the computation of net periodic benefit cost. See Note 13 for more information.